Concentration of Revenues and Cost of Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentration of Revenues and Cost of Revenue [Abstract]
CONCENTRATION OF REVENUES AND COST OF REVENUE

NOTE 3 – CONCENTRATION OF REVENUES AND COST OF REVENUE

Concentration of major customers and suppliers:

	For the six months ended June 30,
	2024		2025
Major customer representing more than 10% of the Company’s revenues
Customer A	$14,370,553	36.50%	$12,873,417	55.52%
Total Revenues	$14,370,553	36.50%	$12,873,417	55.52%

Revenues from the Company’s major customer accounted for 36.50% and 55.52% of total revenues balances for the six months ended June 30, 2024 and 2025, respectively.

	As of December 31,		As of June 30,
	2024		2025
Major customer of the Company’s accounts receivable
Company A	$5,865,781	45.42%	$2,755,448	51.24%
Total	$5,865,781	45.42%	$2,755,448	51.24%

Accounts receivable from the Company’s major customer accounted for 45.42% and 51.24% of total accounts receivable balances as of December 31, 2024 and June 30, 2025, respectively.

	For the six months ended June 30,
	2024		2025
Major suppliers representing more than 10% of the Company’s cost of revenue
Supplier A	$3,931,179	10.31%	$2,931,950	12.76%
Supplier B	5,600,907	14.69%	4,418,879	19.23%
Total Cost of Revenue	$9,532,086	25.00%	$7,350,829	31.99%

Cost of revenue from the Company’s major suppliers accounted for 25.00% and 31.99% of total cost of revenue balances for the six months ended June 30, 2024 and 2025, respectively.

	As of December 31,		As of June 30,
	2024		2025
Major suppliers of the Company’s accounts payable
Supplier A	$2,084,994	18.09%	$948,761	23.41%
Supplier B	1,156,233	10.03%	694,418	17.13%
Total	$3,241,227	28.12%	$1,643,179	40.54%

Accounts payable from the Company’s major suppliers accounted for 28.12% and 40.54% of total accounts payable balances as of December 31, 2024 and June 30, 2025, respectively.

NOTE 3 — CONCENTRATION OF REVENUES AND COST OF REVENUE

Concentration of major customers and suppliers:

	For the years ended December 31,
	2022		2023		2024
Major customers representing more than 10% of the Company’s revenues
Customer A	$58,052,525	59.66%	$105,392,369	75.27%	$34,217,896	39.26%
Total Revenues	$58,052,525	59.66%	$105,392,369	75.27%	$34,217,896	39.26%
	As of December 31,
	2022		2023		2024
Major customers of the Company’s accounts receivable Company A	$8,300,450	74.69%	$10,924,906	54.22%	$5,865,781	45.42%
Total	$8,300,450	74.69%	$10,924,906	54.22%	$5,865,781	45.42%

Accounts receivable from the Company’s major customers accounted for 74.69%, 54.22% and 45.42% of total accounts receivable balances as of December 31, 2022, 2023 and 2024, respectively.

	For the years ended December 31,
	2022		2023		2024
Major suppliers representing more than 10% of the Company’s cost of revenue
Supplier A	$12,092,238	13.59%	$17,607,050	13.83%	$9,201,146	11.00%
Supplier B	8,326,759	9.36%	16,554,141	13.01%	4,428,406	5.29%
Supplier C	9,677,661	10.87%	5,986,829	4.70%	7,088,940	8.48%
Supplier D	4,217,513	4.74%	8,695,475	6.83%	12,574,008	15.03%
Total Cost of Revenue	$34,314,171	38.56%	$48,843,495	38.37%	$33,292,500	39.80%

	As of December 31,
	2022		2023		2024
Major suppliers of the Company’s accounts payable
Supplier A	$1,950,655	16.39%	$2,509,747	13.46%	$2,084,994	18.09%
Supplier B	688,996	5.79%	1,017,198	5.46%	335,049	2.91%
Supplier C	790,697	6.64%	827,832	4.44%	861,039	7.47%
Supplier D	684,115	5.75%	1,161,664	6.23%	1,156,233	10.03%
Total	4,114,463	34.57%	$5,516,441	29.59%	$4,437,315	38.50%

Accounts payable from the Company’s major suppliers accounted for 34.57%, 29.59% and 38.50% of total accounts payable balances as of December 31, 2022, 2023 and 2024, respectively.